Restricted Cash - Schedule of Reconciliation of Cash and Restricted Cash (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Restricted Cash [Abstract]
Cash and cash equivalents	$ 164,848	$ 155,245
Restricted cash (included in other assets)	15,676	13,001
Total cash, cash equivalents and restricted cash	$ 180,524	$ 168,246	$ 185,607	$ 195,023